As filed with the Securities and Exchange
Commission on September 20, 2013

1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 102

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 104
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999

THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 20th day of September 2013.

JOHN HANCOCK FUNDS II
By:	/s/ Hugh McHaffie
Name: Hugh McHaffie Title: President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Hugh McHaffie	President (Chief Executive Officer)	September 20, 2013
Hugh McHaffie

/s/ Charles A. Rizzo	Chief Financial Officer	September 20, 2013
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	September 20, 2013
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	September 20, 2013
James R. Boyle

/s/ Craig Bromley*	Trustee	September 20, 2013
Craig Bromley

/s/ Peter S. Burgess *	Trustee	September 20, 2013
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	September 20, 2013
William H. Cunningham

/s/ Grace K. Fey *	Trustee	September 20, 2013
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	September 20, 2013
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	September 20, 2013
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	September 20, 2013
Hassell H. McClellan

/s/ James M. Oates *	Trustee	September 20, 2013
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	September 20, 2013
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	September 20, 2013
Gregory R. Russo

/s/ Warren A. Thomson*	Trustee	September 20, 2013
Warren A. Thomson

*By:	/s/ Christopher Sechler
Christopher Sechler

Attorney-In-Fact, under
Power of Attorney previously filed with Post-Effective Amendment No. 82 to the Trust’s Registration Statement on December 18, 2012

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document